CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Cash flows from operating activities
Net income	$ 764,919	$ 1,548,347	$ 996,157
Net (loss)/income from discontinued operation, net of tax	(712,887)	845,743	982,135
Net income from continuing operation	1,477,806	702,604	14,022
Adjustment to reconcile net (loss)/income to net cash used in operating activities
Investment income	(31,251)	0	0
Loss on disposal of subsidiaries	880,707	0	0
Amortization of Convertible Note issuance cost	21,844	0	0
Accounts receivable, net	(2,679,313)	(539,261)	0
Prepaid expenses and other current assets	(1,167,355)	0	0
Accounts payable	3,000	0	0
Amount due from related party	0	(25,316)	1,887
Accrued salaries and benefits	108,407	0	0
Tax payables	427,191	114,958	1,767
Other liabilities	582,899	(2,209)	(90,201)
Net cash (used in)/provided by operating activities from continuing operations	(376,065)	250,776	(72,525)
Net cash provided by operating activities from discontinued operations	389,897	678,427	973,813
Net cash provided by operating activities	13,832	929,203	901,288
Cash flows from investing activities
Purchase of short-term investment	(2,352,941)	0	0
Proceeds of long-term investment	(625,505)	0	0
Interest-free loan lent to related parties	(58)	0	0
Interest-free loan repaid by related parties	25,614	0	0
Net cash used in investing activities from continuing operations	(2,952,890)	0	0
Net cash used in investing activities from discontinued operations	0	0	(11,482)
Net cash used in investing activities	(2,952,890)	0	(11,482)
Cash flows from financing activities
Issuance of ordinary shares for cash, net of issuance costs	1,695,597	0	0
Proceeds from issuance of convertible bonds, net of issuance costs	1,058,422	0	0
Proceeds from issuance of warrants	354,589	0	0
Proceeds from interest-free loan from a related party	63,000	0	0
Repayment of interest-free loan to a related party	0	(191,703)	0
Capital contribution	0	1,000	0
Deferred IPO cost	0	(740,645)	(329,405)
Net cash provided by/(used in) financing activities from continuing operations	3,171,608	(931,348)	(329,405)
Net cash provided by/(used in) financing activities from discontinued operations	0	42,416	(542,082)
Net cash provided by/(used in) financing activities	3,171,608	(888,932)	(871,487)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	29,207	(7,858)	(45,688)
Net change in cash, cash equivalents and restricted cash	261,757	32,413	(27,369)
Cash, cash equivalents and restricted cash, beginning of the period	51,809	19,396	46,765
Reconciliation of cash, cash equivalents and restricted cash, end of year
Cash, cash equivalents	313,566	51,809	19,396
Restricted cash	0	0	0
Cash, cash equivalents and restricted cash, end of the period	313,566	51,809	19,396
Supplemental cash flow information
Entity to offset the payable due to the same related party	134,459	248,754	1,199,610
Income taxes paid	0	0	39
Less cash, cash equivalents and restricted cash of discontinued operations–end of period	0	40,692	4,005
Cash, cash equivalents and restricted cash of continuing operations–end of period	313,566	11,117	15,391
Reconciliation of cash, cash equivalents and restricted cash, beginning of the year
Cash, cash equivalents	51,809	19,396	46,765
Restricted cash	$ 0	$ 0	$ 0